FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016:

		At December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		647,706	—	—	647,706
Investments and other financial assets - Liberty Shares	17	5,705	—	—	5,705
Current financial assets	20	—	11,686	—	11,686
Total assets		653,411	11,686	—	665,097
Other financial liabilities	20	—	1,444	—	1,444
Total liabilities		—	1,444	—	1,444

		At December 31, 2016
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		457,784	—	—	457,784
Investments and other financial assets - Delta Topco option	17	—	11,967	—	11,967
Current financial assets	20	—	10,388	—	10,388
Total assets		457,784	22,355	—	480,139
Other financial liabilities	20	—	39,638	—	39,638
Total liabilities		—	39,638	—	39,638

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016:

		At December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		647,706	—	—	647,706
Investments and other financial assets - Liberty Shares	17	5,705	—	—	5,705
Current financial assets	20	—	11,686	—	11,686
Total assets		653,411	11,686	—	665,097
Other financial liabilities	20	—	1,444	—	1,444
Total liabilities		—	1,444	—	1,444

		At December 31, 2016
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		457,784	—	—	457,784
Investments and other financial assets - Delta Topco option	17	—	11,967	—	11,967
Current financial assets	20	—	10,388	—	10,388
Total assets		457,784	22,355	—	480,139
Other financial liabilities	20	—	39,638	—	39,638
Total liabilities		—	39,638	—	39,638

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2017		2016
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities		732,947	732,947	790,377	790,377
Client financing		704,014	704,014	758,679	758,679
Dealer financing	19	28,933	28,933	31,698	31,698
Total		732,947	732,947	790,377	790,377

Debt	25	1,806,181	1,819,337	1,848,041	1,849,000